Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	34.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	34.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	$ (4,238,490)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	(1,332,996)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	(1,441,100)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	(453,200)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	(132,800)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	394,100
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 10	84,700
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 11	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 12	300,200
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 13	(19,700)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 14	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 15	1,066,700
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 16	201,100
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 17	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 18	$ 0